Investments - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended			1 Months Ended	9 Months Ended	1 Months Ended	9 Months Ended	1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended				0 Months Ended		12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2013	Feb. 29, 2012	May 31, 2012	May 31, 2011	May 31, 2010	Dec. 31, 2010 Minimum [Member]	Feb. 28, 2013 Minimum [Member]	Dec. 31, 2010 Maximum [Member]	Feb. 28, 2013 Maximum [Member]	Dec. 31, 2011 Greek bonds [Member]	Feb. 29, 2012 Greek bonds [Member]	Feb. 29, 2012 Greek bonds [Member]	May 31, 2012 Greek bonds [Member]	May 31, 2011 Greek bonds [Member]	Feb. 28, 2013 Greek bonds [Member]	Dec. 31, 2010 Greek bonds [Member]	Mar. 09, 2012 Greek bonds [Member] Minimum [Member]	Mar. 09, 2012 Greek bonds [Member] Maximum [Member]	May 31, 2012 Other (income) expense [Member]	May 31, 2011 Other (income) expense [Member]	May 31, 2010 Other (income) expense [Member]
Summary of Investment Holdings [Line Items]
Proceeds on sales/maturities of investments	$ 5,500,000	$ 8,300,000		$ 42,000,000	$ 42,100,000	$ 59,300,000	$ 24,900,000
Realized gain on investments																					2,000,000	4,900,000	4,300,000
Investment purchases	0	100,000	6,400,000	300,000
Face value of bonds															15,700,000.0		11,200,000.0	45,500,000.0
Fair value of bonds	21,200,000		21,200,000		16,000,000	74,400,000									6,300,000	31,100,000	4,900,000	33,800,000
Bond maturity dates (in years)								1 year		3 years
Realized losses related to other-than-temporary impairment					(2,000,000)	(2,600,000)	(4,300,000)						2,800,000	19,300,000	(20,100,000)
Other than temporary impairment	0															0
Proceeds from maturity of bonds												$ 8,400,000
Maturity dates of new bonds									1 year		30 years								1 year	30 years